Federated Hermes Kaufmann Large Cap Fund
Portfolio of Investments
January 31, 2023 (unaudited)
Shares			Value
		COMMON STOCKS—94.5%
	[1]	Communication Services—6.0%
675,000		Alphabet, Inc., Class A	$ 66,717,000
300,000		T-Mobile USA, Inc.	44,793,000
		TOTAL	111,510,000
		Consumer Discretionary—14.3%
175,650	[1]	Airbnb, Inc.	19,516,472
767,600	[1]	Amazon.com, Inc.	79,162,588
17,600	[1]	Chipotle Mexican Grill, Inc.	28,976,288
57,800		Home Depot, Inc.	18,737,026
101,400	[1]	Lululemon Athletica, Inc.	31,117,632
20	[1,2]	New Cotai LLC/Capital	0
358,000		Nike, Inc., Class B	45,584,140
517,800		TJX Cos., Inc.	42,387,108
		TOTAL	265,481,254
		Consumer Staples—3.4%
105,700		Costco Wholesale Corp.	54,027,498
30,000		Estee Lauder Cos., Inc., Class A	8,312,400
		TOTAL	62,339,898
		Energy—4.8%
57,500		Pioneer Natural Resources, Inc.	13,245,125
970,000		Schlumberger Ltd.	55,270,600
620,000		Williams Cos., Inc.	19,988,800
		TOTAL	88,504,525
		Financials—11.6%
68,000		BlackRock, Inc.	51,626,280
555,000		Charles Schwab Corp.	42,968,100
555,000		KKR & Co., Inc., Class Common	30,974,550
50,000		MSCI, Inc., Class A	26,578,000
169,200		S&P Global, Inc.	63,439,848
		TOTAL	215,586,778
		Health Care—20.5%
41,981	[1]	Alnylam Pharmaceuticals, Inc.	9,504,498
178,700	[1]	Argenx SE, ADR	68,308,075
125,000		Danaher Corp.	33,047,500
360,000	[1]	Dexcom, Inc.	38,552,400
100,000		Eli Lilly & Co.	34,415,000
71,400	[1]	Genmab A/S	27,929,576
41,300	[1]	IDEXX Laboratories, Inc.	19,844,650
37,000	[1]	Intuitive Surgical, Inc.	9,090,530
31,952		Lonza Group AG	18,240,597
112,000	[1]	Moderna, Inc.	19,718,720
152,100		Novo Nordisk A/S	21,063,358
29,900	[1]	Sarepta Therapeutics, Inc.	3,736,603
34,000		Stryker Corp.	8,629,540
7,500		UnitedHealth Group, Inc.	3,743,925
100,000	[1]	Veeva Systems, Inc.	17,055,000
116,200	[1]	Vertex Pharmaceuticals, Inc.	37,544,220

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
62,000		Zoetis, Inc.	$ 10,260,380
		TOTAL	380,684,572
		Industrials—6.6%
806,700	[1]	CoStar Group, Inc.	62,841,930
24,700		Deere & Co.	10,444,148
201,200		Trane Technologies PLC	36,038,944
67,000		Union Pacific Corp.	13,680,730
		TOTAL	123,005,752
		Information Technology—21.2%
354,300		Apple, Inc.	51,121,947
100,000	[1]	Crowdstrike Holdings, Inc.	10,590,000
29,100	[1]	Keysight Technologies, Inc.	5,219,085
74,000		Mastercard, Inc.	27,424,400
300,000		Microsoft Corp.	74,343,000
57,000		NVIDIA Corp.	11,136,090
113,000	[1]	Palo Alto Networks, Inc.	17,926,320
125,000	[1]	ServiceNow, Inc.	56,891,250
318,500	[1]	Shopify, Inc.	15,692,495
350,000	[1]	Splunk, Inc.	33,519,500
265,000		Visa, Inc., Class A	61,005,650
160,000	[1]	Workday, Inc.	29,028,800
		TOTAL	393,898,537
		Materials—2.0%
37,000		Ecolab, Inc.	5,728,710
134,600		Sherwin-Williams Co.	31,845,014
		TOTAL	37,573,724
		Real Estate—2.6%
170,700		Crown Castle International Corp.	25,282,377
175,000		ProLogis, Inc.	22,624,000
		TOTAL	47,906,377
		Utilities—1.5%
378,600		NextEra Energy, Inc.	28,254,918
		TOTAL COMMON STOCKS (IDENTIFIED COST $925,533,570)	1,754,746,335
		INVESTMENT COMPANY—5.5%
101,507,989		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.41%[3] (IDENTIFIED COST $101,499,430)	$101,507,989
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $1,027,033,000)	1,856,254,324
		OTHER ASSETS AND LIABILITIES - NET—0.0%[4]	145,769
		TOTAL NET ASSETS—100%	$1,856,400,093
An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended January 31, 2023, were as follows:
Affiliated	Value as of 10/31/2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 1/31/2023	Shares Held as of 1/31/2023	Dividend Income
Affiliated issuers no longer in the portfolio at period end	$29,009,820	$—	$(26,793,161)	$12,012,701	$(14,229,360)	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$29,009,820	$—	$(26,793,161)	$12,012,701	$(14,229,360)	$—	—	$—

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2023, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 10/31/2022	$72,757,466
Purchases at Cost	$270,982,438
Proceeds from Sales	$(242,262,274)
Change in Unrealized Appreciation/Depreciation	$4,222
Net Realized Gain/(Loss)	$26,137
Value as of 1/31/2023	$101,507,989
Shares Held as of 1/31/2023	101,507,989
Dividend Income	$863,138

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$1,512,202,690	$—	$0	$1,512,202,690
International	175,310,114	67,233,531	—	242,543,645
Investment Company	101,507,989	—	—	101,507,989
TOTAL SECURITIES	$1,789,020,793	$67,233,531	$0	$1,856,254,324

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt